U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

January 8, 2018

VIA EDGAR TRANSMISSION

Mr. Frank Buda
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
CrossingBridge Low Duration High Yield Fund (S000060190)

Dear Mr. Buda:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), in response to your oral comments of November 28, 2017 regarding the Trust’s Post-Effective Amendment (“PEA”) No. 627 to its registration statement, filed on behalf of its series, CrossingBridge Low Duration High Yield Fund (the “Fund”).  PEA No. 627 was filed pursuant to Rule 485(a) under the 1933 Act on Form N‑1A on October 13, 2017 for the purpose of adding the Fund as new series of the Trust.  The Trust is filing this PEA No. 635 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate and to file exhibits to the registration statement.

For your convenience in reviewing the Trust’s responses, your comment is included in bold typeface immediately followed by the Trust’s response.

The Trust’s responses to your comments are as follows:

Prospectus – General Comments

1.
Staff Comment:  In compliance with Rule 313 of Regulation S-T, please update the series and class identifiers for the Trust in EDGAR to reflect the series and class identifiers and ticker symbols for each class of the Fund.

Response:  The Trust responds by noting that the series and class identifiers and ticker symbol for each class of the Fund has been added to EDGAR.

Prospectus – Summary Section – Fees and Expenses of the Fund

2.
Staff Comment:  Footnote 2 to the Fees and Expenses of the Fund table shows an operating expense limitation agreement is in effect until “at least January 8, 2020”.  To show the effect of this waiver, it must be in place for at least one year from the date of the Prospectus.  Please confirm supplementally that the waiver will be in effect for at least one year from the date of the Prospectus.

Response:  The Trust confirms supplementally that the operating expense limitation agreement will be in effect for at least one year from the date of the Prospectus.

Prospectus – Summary Section – Principal Investment Strategies

3.	Staff Comment: Add disclosure to the Principal Investment Strategies section to define “distressed debt securities” and to distinguish between distressed debt securities and securities in default.

Response:  The Trust responds that it will define distressed debt securities as fixed income securities that, in the opinion of the Adviser, are near to going into default while securities in default are those fixed income securities that are already in default.

4.
Staff Comment:  In light of the potential illiquidity of a significant portion of the Fund’s principal investments as described in the Principal Investment Strategies section, supplementally explain the types and percentages of the types and amounts of the Fund’s investments in such potentially illiquid investments, including, but not limited to, asset backed securities, mortgage backed securities, bank loans, Rule 144A securities, and closed-end funds.  If there are other potentially illiquid investments, please state.  For each type of investment, state whether the Fund considers the investment to be liquid or illiquid.  The staff may have additional comments depending on the response.

Response:  The Trust responds by supplementally stating the Fund does not have a target percentage or range of net assets it intends to invest in such securities.  The Trust further responds by supplementally stating that certain types of securities, such as asset-backed securities, mortgage-backed securities, bank loans, Rule 144A securities or closed-end funds, could be either illiquid or liquid, depending upon a number of factors.  As such, the Fund does not consider certain types of securities to be universally liquid or illiquid; rather, those determinations are made at the individual security level by the Adviser.  Factors considered in determining whether a security is illiquid may include, but are not limited to, those listed beneath the heading “Illiquid Securities” in the “Investment Policies, Strategies and Associated Risks” section of the SAI, which are generally consistent with those factors listed in footnote 41 of the SEC’s Investment Company Liquidity Risk Management Programs, Release 33-10233 ((i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (for example, certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors).  The Adviser, on behalf of the Fund, will make these determinations, subject to the limitations set forth in the Fund’s registration statement, in its discretion based on market conditions and other factors.  With respect to consideration of the marketplace in which the security trades, the Fund will take into account the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.  The Fund has not, except to the extent described in its registration statement, pre-determined percentages of its portfolio that it will allocate to certain types of securities.  The Fund will not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  For this purpose, the Fund will use a definition consistent with SEC staff guidance, as codified in new rule 22e-4 under the Investment Company Act of 1940.

5.
Staff Comment:  If the Fund invests, or will invest, in contingent convertible securities as a principal investment, provide a description of the contingent convertible securities, the percentage amount the Fund may invest in contingent convertible securities, and appropriate risk disclosure.

Response:  The Trust responds supplementally by confirming the Fund will not invest in contingent convertible securities as a principal investment strategy.

6.
Staff Comment:  The principal investment strategies section indicates “for hedging purposes, the Fund may invest up to 25% of its total assets in other investment companies, such as exchange-traded funds” In light of the risk disclosure related to closed-end funds disclosed in the Principal Risks section, please add “and closed-end funds” to the end of the applicable sentence.

Response:  The Trust responds by making the requested revision where applicable and in light of revisions to the Summary Section as described below in the Trust’s response to Staff Comment 12.

7.
Staff Comment:  Add disclosure to the Principal Investment Strategies section that the Fund will consider the investments of the underlying holdings of ETFs and other investment companies when considering compliance with Rule 35d-1 (the “names rule”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

Response:  The Trust responds that it will add disclosure to the effect that the Fund considers the underlying holdings of ETFs and other investment companies when considering compliance with the names rule.

Prospectus – Summary Section – Principal Risks

8.	Staff Comment: Derivatives risk references both leverage risk and tracking risk. Please add applicable disclosure to define leverage risk and tracking risk.

Response:  The Trust responds that it will add the following risk disclosures:

“Leverage Risk.  Derivatives investments may create economic leverage and can result in losses to the Fund that exceed the original amount invested.”

“Tracking Risk.  The value of the derivative instruments the Fund uses may not correlate to (or track) the values of the underlying securities. When used for hedging purposes, lack of correlation between price or rate movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss.”

9.
Staff Comment:  Short Sales Risk is disclosed as a Principal Risk, but not disclosed in Principal Strategies.  Either disclose short sales as Principal Strategy or move Short Sales Risk out of Principal Risks and into Item 9.

Response:  The Trust responds by removing Short Sales Risk disclosure from the Summary Section, as short sales will not be a principal investment strategy of the Fund.

Prospectus – Summary Section – Performance

10.	Staff Comment: Please supplementally identify the broad-based securities market index the Fund intends to use as a benchmark.

Response:  The Trust responds by supplementally stating the Fund intends to use the ICE BofA Merrill Lynch 0-3 Year US High Yield Index as its broad-based securities market index.

11.	Staff Comment: In the Performance section and all other areas as needed, provide the toll-free number that investors can contact for updated performance information.

Response:  The Trust responds by supplementally confirming all toll-free numbers will be provided.

Prospectus – Investment Strategies, Risks and Disclosure of Portfolio Holdings – Principal Investment Strategies

12.
Staff Comment:  The Staff notes the first 4 paragraphs of the Item 9 section are identical to the discussion of the Principal Investment Strategies section in the Summary Section.  However, the Summary section should be a summary of Item 9.  Please revise the disclosure to comply with the layered disclosure regime adopted by the SEC.  Please also add disclosure responsive to Item 9(b)(2) of Form N-1A.

Response:  The Trust responds by revising the Principal Investment Strategies section of the Summary Section to more succinctly summarize the Fund’s principal investment strategies in compliance with the SEC’s layered disclosure regime. The Trust further responds by adding the following disclosure responsive to Item 9(b)(2) of Form N-1A:

“The Adviser applies a “bottom up” approach in choosing the Fund’s investments. In other words, the Adviser looks at each fixed income security to determine whether that security is an attractive investment opportunity and consistent with the Fund’s investment objective.  Fixed income securities are generally held in the Fund’s portfolio until maturity or sold prior to maturity.  For example, a fixed income security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer as well as general market pricing.  A security may be purchased or sold at a discount or premium prior to maturity where the Adviser believes it is advantageous to do so.”

13.
Staff Comment:  Item 9 disclosure under the caption “Investments in Mortgage-Backed Securities” lists the types of mortgage-backed securities in which the Fund invests.  Please similarly disclose the types of asset-backed securities in which the Fund intends to invest.

Response:  The Trust responds by adding the following disclosure:

“Investments in Asset-Backed Securities.  Asset-backed securities are bonds backed by pools of assets such as motor vehicle installment sale contracts, sale/lease-back obligations in the utility, airline and rail shipping industries, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables or cash flows from operating assets such as royalties and leases.  The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because of their potential for prepayment.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.”

Prospectus – Investment Strategies, Risks and Disclosure of Portfolio Holdings – Principal Risks of Investing in the Fund

14.
Staff Comment:  Please clarify whether the “extended settlement periods” discussed may be greater than 7 days. If so, the Staff notes the disclosure should be revised to reflect that bank loans with settlement periods greater than 7 days “will be” illiquid and not “may be” illiquid.

Response:  The Trust responds by making the requested revision.

Prospectus – Management of the Fund – Portfolio Managers

15.
Staff Comment:  The Portfolio Managers section states “Mr. DeKler has held various roles with Cohanzick since 1999.”  Describe more specifically Mr. DeKler’s business experience during the past 5 years as per Form N-1A, Item 10, (2).

Response:  The Trust responds by revising Mr. DeKler’s biography as follows (changes shown in underline and strikethrough):

“Michael DeKler is a senior analyst and assistant portfolio manager of CrossingBridge Advisors, LLC, a wholly owned subsidiary of Cohanzick Management, LLC.  ~~Mr. DeKler has held various roles with Cohanzick since 1999.~~  Mr. DeKler began his career with Cohanzick as a junior analyst in 1999, rising to his current role of Assistant Portfolio Manager and Senior Analyst.  Throughout his time with Cohanzick, Mr. DeKler’s focus has been on high yield and investment grade debt securities.  ~~Mr. DeKler holds a B.S. and a M.B.A. from Fairleigh Dickinson University~~ Mr. De Kler graduated from Fairleigh Dickinson University, Magna Cum Laude, with a Bachelor of Science in Finance in 1999 and a Masters of Business Administration in 2001.”

Prospectus – Shareholder Information – How to Purchase Shares – Minimum Investment Amounts

16.	Staff Comment: Please revise the disclosure to clarify there may be exceptions to the $250,000 minimum investment amount for Institutional Class shares as discussed in the numerical list.

Response:  The Trust responds by revising the applicable disclosure as follows (change shown in underline):

“The minimum investment in Institutional Class shares is $250,000 for all accounts, except for qualifying institutional investors described below.”

Prospectus – Shareholder Information – How to Purchase Shares – Purchase Requests Must be Received in Good Order

17.
Staff Comment:  The Shareholder Information section states that “Receipt constitutes physical possession of the purchase order or redemption request by the Transfer Agent.”  Please supplementally disclose how often the transfer agent retrieves mail from its P.O. Box.

Response:  The Trust responds by supplementally stating the transfer agent retrieves mail from its P.O. Box at 5:00am, 7:00am and, if additional mail is received after 7:00am, 11:00am, Monday through Friday.

Prospectus – Shareholder Information – How to Redeem Shares – Payment of Redemption Proceeds

18.
Staff Comment:  In the Redemption in Kind section, disclose whether redemptions in kind would typically be a pro rata slice of portfolio assets, individual securities, or a representative securities basket.

Response:  The Trust responds by revising the applicable disclosure to add the following:

“Redemption in kind proceeds are limited to securities that are traded on a public securities market or for which quoted bid prices are available.  In the unlikely event that a Fund does redeem shares in kind, the procedures utilized by the Fund to determine the securities to be distributed to redeeming shareholders will generally be representative of a shareholder’s interest in the Fund’s portfolio securities. However, the Fund may also redeem in kind using individual securities as circumstances dictate.”

19.	Staff Comment: Please delete the second to last sentence in this section which begins “Please, note, under unusual circumstances…” as it is confusing.

Response:  The Trust responds by removing the sentence.

SAI – Investment Restrictions

20.
Staff Comment:  Under Investment Restriction No. 3, add disclosure that the Fund will consider the investments of other investment companies in which the fund invests when the Fund determines compliance with its concentration policies.

Response:  The Trust responds by adding the following disclosure in a footnote to Investment Restriction No. 3:

“For purposes of complying with this restriction, the Fund will look through to the securities of any underlying investment companies in which the Fund invests.”

*     *     *     *     *     *

If you have any additional questions or require further information, please contact Adam Smith at (414) 765-6115.

Sincerely,

/s/ John P. Buckel

John P. Buckel
President and Principal Executive Officer
Trust for Professional Managers